Changes in accounting policies - Disclosure of Balance Sheet Information of Initial Application of Standards or Interpretation (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of initial application of standards or interpretations [line items]
SG&A expenses	$ 576.9	$ 437.0	$ 406.2
Income tax expense	23.1	15.8	10.7
Net income	94.6	70.3	148.0
Cumulative translation adjustment	$ (25.5)	(12.3)	9.1
As previously reported
Disclosure of initial application of standards or interpretations [line items]
SG&A expenses		437.1	401.2
Income tax expense		15.8	12.0
Net income		70.2	151.7
Cumulative translation adjustment		(12.6)	9.4
Adjustments
Disclosure of initial application of standards or interpretations [line items]
SG&A expenses		(0.1)	5.0
Income tax expense		0.0	(1.3)
Net income		0.1	(3.7)
Cumulative translation adjustment		$ 0.3	$ (0.3)